Dryden National Municipals Fund, Inc.

100 Mulberry Street

Gateway Center Three, 4th Floor

Newark, New Jersey 07102

April 11, 2005

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Dryden National Municipals Fund, Inc.

(File No. 2-66407)

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and the Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N1-A, which was electronically filed with the Commission on April 8, 2005.

If you have any questions concerning this filing, please contact Jonathan D. Shain at (973) 802-6469.

Sincerely,

/s/ Jonathan D. Shain
Jonathan D. Shain
Secretary